Other Comprehensive Income (Accumulated Other Comprehensive Income (Loss) Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Unrealized Gains Losses on Non Otti Securities [Abstract]
Net unrealized gains (losses) on non-OTTI securities, after-tax, Beginning Balance	$ 286	$ 647	$ 409
Other Comprehensive Income (Loss), Non Otti Securities Adjustment, After Tax	(234)	(361)	238
Net unrealized gains (losses) on non-OTTI securities, after-tax, Ending Balance	52	286	647
Net Unrealized Gains Losses On Otti Securities [Abstract]
Net unrealized gains (losses) on OTTI securities, after tax, Beginning Balance	66	74	24
Other Comprehensive Income Loss Otti Securities Adjustment After Tax	40	(8)	50
Net unrealized gains (losses) on OTTI securities, after tax, Ending Balance	106	66	74
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Net unrealized gains (losses) on cash flow hedge derivatives, after-tax, Beginning balance	430	350	243
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(97)	80	107
Net unrealized gains (losses) on cash flow hedge derivatives, after-tax, Ending balance	333	430	350
Pension and other postretirement benefit plan adjustments [Abstract]
Pension and other postretirement benefit plan adjustments, after tax, Beginning Balance	(554)	(520)	(237)
Pension and other postretirement benefit plan adjustments, net activity, After Tax	1	(34)	(283)
Pension and other postretirement benefit plan adjustments, after tax, Ending Balance	(553)	(554)	(520)
Other Comprehensive Income Other Adjustments [Abstract]
Other, after tax, Beginning balance	(98)	(48)	(3)
Total Other, net activity, After tax	(105)	(50)	(45)
Other, after tax, Ending balance	(203)	(98)	(48)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	130	503	436
Other comprehensive income (loss), after tax and net of reclassifications into Net income	(395)	(373)	67
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (265)	$ 130	$ 503